Leases - Schedule of Maturity Analysis of Company's Lease Liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 36,335	$ 7,067
Current maturities of lease liability	844	991	€ 714
Long-term lease liability	35,491	$ 41,672	€ 25,324
Less than one year [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	844
One to five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	4,203
More than five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 31,288